DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Abstract]
Fair value of derivative assets	$ 2,643	$ 1,905
Fair value of derivative liabilities	$ 7,344	13,281
LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate	1 month
LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate	3 months
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	$ 1,100,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	700,000	800,000
Fair value of derivative assets	2,600	1,900
Fair value of derivative liabilities	$ 7,300	$ 13,300